PROPERTY, PLANT AND EQUIPMENT, Composition of Net Value of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 992,908,809	$ 917,031,971
Cost [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	2,107,779,323	1,972,040,938	$ 1,910,835,339
Accumulated Depreciation [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ (1,114,870,514)	$ (1,055,008,967)